Taxation (Tables)	6 Months Ended
Dec. 31, 2024
Taxation [Abstract]
Schedule of Income Tax Provision

The income tax provision consists of the following components:

	For the six months ended December 31,
	2024	2023
	USD	USD
Current income tax expenses	(456,065)	(78,905)
Deferred income tax (expense)/benefit	(138,991)	124,207
Total income tax (expense)/benefit	(595,056)	45,302

Schedule of Provision for Income Taxes and the Provision at the PRC

A reconciliation between the Group’s actual provision for income taxes and the provision at the PRC, mainland statutory rate is as follows:

	For the six months ended December 31,
	2024	2023
	USD	USD
Income before income tax expenses	2,474,514	536,082
Computed income tax expense with statutory tax rate	(618,628)	(134,021)
Tax effect of non-deductible items	147,899	130,770
Write-off net loss carried forward	-	(72,566)
Effect of preferential tax rate	(124,327)	121,119
Income tax (expense)/benefit	(595,056)	45,302

Schedule of Deferred Tax Assets

As of December 31, 2024 and June 30, 2024, the significant components of the deferred tax liabilities are summarized below:

	As of
	December 31, 2024	June 30, 2024
Deferred tax assets:
Net operating loss carried forward	172,873	502,037
Allowance for doubtful accounts	2,915	928
Total deferred tax assets	175,788	502,965

Schedule of Net Operating Loss Carryforwards

As of December 31, 2024, net operating loss carryforwards will expire, if unused, in the following amounts:

2026	34,569
2027	782,180
2028	1,560,669
2029	224,364
2030	448457
2031	773,461
Total	3,823,700